Statements of Cash Flows (USD $)	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011	Mar. 31, 2010
Cash flows from operating activities:
Net loss	$ (2,151,597)	$ (1,203,904)	$ (1,302,728)
Adjustments to reconcile net loss to net cash provided by (used in) operating activities:
Amortization	48,140	48,140	48,140
Impairment loss	1,151,733	484,027	391,017
Equity in losses of Local Limited Partnerships	528,311	471,484	685,087
Write off of advances to Local Limited Partnerships	36,595
Increase in accrued fees and expenses due to General Partner and affiliates	201,946	147,461	172,679
Net cash provided by (used in) operating activities	(184,872)	(52,792)	(5,805)
Cash flows from investing activities:
Capital contributions paid to Local Limited Partnerships	(138,942)	(95,026)	(71,271)
Advances to Local Limited Partnerships	(186,595)
Repayment of advances to Local Limited Partnerships	75,000
Distributions received from Local Limited Partnerships
Net cash provided by (used in) investing activities	(250,537)	(95,026)	(71,271)
Net increase (decrease) in cash and cash equivalents	(435,409)	(147,818)	(77,076)
Cash and cash equivalents, beginning of year	1,245,376	1,393,194	1,470,270
Cash and cash equivalents, end of year	809,967	1,245,376	1,393,194
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Taxes paid	800	800	800
SIGNIFICANT NONCASH INVESTING AND FINANCING ACTIVITIES
The Partnership increased (decreased) its investment in Local Limited Partnerships and payables to Local Limited Partnerships for tax credit adjustments.		$ 180